Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Tables
Estimated remaining minimum annual lease commitment
	Existing	New
Year ending December 31	premises	premises	Total
2015	$188,257	$127,103	$315,360
2016	-	508,410	508,410
2017	-	508,410	508,410
2018	-	508,410	508,410
2019	-	508,410	508,410
	188,257	2,160,743	2,349,000
Thereafter, 2020 through 2025	-	2,979,848	2,979,848
	188,257	5,140,591	5,328,848